UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS	6 Months Ended
Jun. 30, 2021 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (16,835,187)
Adjustments to reconcile net loss to net cash used in operating activities:
Net gain from investments held in Trust Account	(74,562)
Change in fair value of warrant derivative liabilities	9,160,500
Changes in operating assets and liabilities:
Prepaid expenses	509,806
Accounts payable	(135,565)
Due to related party	1,815,013
Accrued expenses	4,847,956
Franchise tax payable	99,179
Net cash used in operating activities	(612,860)
Cash Flows from Investing Activities
Interest released from Trust Account to pay taxes	37,485
Net cash provided by investing activities	37,485
Net change in cash and cash equivalents	(575,375)
Cash and cash equivalents - beginning of the period	715,580
Cash and cash equivalents - end of the period	140,205
Cash and cash equivalents - beginning of the period	715,580
Cash and cash equivalents - end of the period	140,205
Supplemental Cash flow Information
Cash paid for income taxes	7,000
Supplemental disclosure of noncash financing activities:
Change in value of Class A common stock subject to possible redemption	$ (16,835,180)